Financial and capital risk management (Details 10) - Risk Bunker Oil Price Decrease [Member] $ in Millions	Dec. 31, 2023 USD ($)
Bunker Crude Oil Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 23
Bunker Crude Oil Options [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(111)
Bunker Crude Oil Options [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(399)
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	111
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	399
Forwards Frieght [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	7
Forwards Frieght [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	1
Forwards Frieght [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 5